Net interest income	12 Months Ended
Dec. 31, 2018
Details of Net interest income [Abstract]
Net interest income
38.	Net interest income

Net interest income for the years ended December 31, 2016, 2017 and 2018 are as follows:

	2016		2017	2018
Interest income:
Cash and due from banks	~~W~~	185,534	167,793	—
Cash and deposits at amortized cost		—	—	155,075
Deposits at FVTPL		—	—	33,845
Trading assets		454,274	489,836	—
Financial assets designated at fair value through profit or loss		43,398	57,899	—
Securities at FVTPL		—	—	623,651
Securities at FVOCI		—	—	759,301
Securities at amortized cost		—	—	730,382
Available-for-sale financial assets		632,829	671,912	—
Held-to-maturity financial assets		561,823	651,107	—
Loans		9,230,303	9,673,635	—
Loans at amortized cost		—	—	11,158,558
Loans at FVTPL		—	—	23,110
Others		128,141	86,472	88,534

		11,236,302	11,798,654	13,572,456

Interest expense:
Deposits		(2,586,742)	(2,482,415)	(3,091,659)
Borrowings		(300,759)	(352,069)	(468,068)
Debt securities issued		(1,085,830)	(1,085,366)	(1,336,840)
Others		(57,605)	(35,851)	(95,800)

		(4,030,936)	(3,955,701)	(4,992,367)

Net interest income	~~W~~	7,205,366	7,842,953	8,580,089